CHANGES IN EQUITY (Details 4) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)		R$ 0.4228
Amount, dividends		R$ 6,653.2
Amount, Interest on capital		3,852.2	R$ 11,500.2
Total amount	R$ 17,401.2	R$ 10,505.4	R$ 11,500.2
Amount per share, Dividends (in BRL per share)		R$ 0.4228
Amount per share, Interest on capital (in BRL per share)	R$ 0.2690	R$ 0.2448	R$ 0.7302
Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.1276
Amount, dividends	R$ 1,997.5
Dividends 1 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.1280
Amount, dividends	R$ 2,000.2
Dividends 2 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.1283
Amount, dividends	R$ 2,000.5
Dividends 3 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.1153
Amount, dividends	R$ 1,800.6
Dividends 4 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.3459
Amount, dividends	R$ 5,401.7
Dividends 5 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, Interest on capital (in BRL per share)	R$ 0.2690
Amount, Interest on capital	R$ 4,200.7